JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Diversified Risk Fund (the “Fund”)
File No. 811-21295 and 333-10322

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 339 under the 1933 Act (Amendment No. 340 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of (i) modifying the investment strategies of the Fund and (ii) changing to the name of the Fund from “JPMorgan Diversified Risk Fund” to “JPMorgan Systematic Alpha Fund”. The initial filing relating to the Fund was made on October 1, 2012. The staff of the SEC reviewed and commented on such filing, which became effective on December 17, 2012 (and was subsequently updated via a 485(B) filing earlier this year to include updated financial statements). The primary disclosure changes being made to the previous filings include: (i) removing disclosure relating to the Fund’s use of a “risk parity” approach to allocating assets and (ii) removing disclosure relating to the Fund’s use of traditional investment strategies (i.e., while the current strategy employs both traditional and alternative investment strategies, the modified strategy will focus solely on the alternative investment strategies the Fund currently employs), and making related disclosure changes. The investment objective of the Fund is not changing and it will still seek to access “return factors” (as defined in the registration statement).

If you have any questions or comments, please contact me at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary